TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES / INTERCOMPANY
TRADE AND OTHER RECEIVABLES / INTERCOMPANY

20.TRADE AND OTHER RECEIVABLES

	2022	2021
	£’000	£’000
Trade and other receivables	—	13,194
Mining equipment prepayments	4,958	47,426
Other taxation and social security	683	2,739
Total trade and other receivables	5,641	63,359

Mining equipment prepayments consist of payments made and due on mining equipment due to arrive in 2023.

Other taxation and social security consist of purchase tax recoverable in Canada. GST and QST debtors are greater than 90 days as at 31 December 2022.